Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000



                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999

                                   LEGG MASON
                                    TAX-FREE
                                   INCOME FUND


                                MARYLAND TAX-FREE
                              PENNSYLVANIA TAX-FREE

                                    TAX-FREE
                                INTERMEDIATE-TERM

                                  PRIMARY CLASS

                         [LEGG MASON LOGO APPEARS HERE]
                            The Art of Investing(SM)

TO OUR SHAREHOLDERS,

   We are pleased to provide you with Legg Mason Tax-Free Income Fund's semi-annual report for the six months ended September 30, 1999. This report includes financial information for the Primary Class of the three series of the
Fund: Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate.

   The following table summarizes key statistics for each Fund, as of September 30, 1999:

                                                Average          Net Asset Value
                             SEC Yield*     Weighted Maturity       Per Share
                             ----------     -----------------       ---------
 Maryland Tax-Free             4.50%          14.78 Years             $15.49
 Pennsylvania Tax-Free         4.51%          15.38 Years              15.64
 Tax-Free Intermediate         3.94%           7.53 Years              15.17

   Each of the Funds seeks a high level of current income exempt from federal income tax. Maryland Tax-Free also seeks income which is exempt from Maryland state and local income taxes, and Pennsylvania Tax-Free also seeks income which is exempt from Pennsylvania personal income tax. The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's, or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:
                             Maryland        Pennsylvania          Tax-Free
                             Tax-Free          Tax-Free          Intermediate
                             --------          --------          ------------
  Aaa                          46.4%             70.9%              69.2%
  Aa                           32.3              22.1               19.8
  A                            13.8               1.4                6.8
  Baa                           2.8                --                1.2
  Short-term securities         4.7               5.6                3.0

   In common with most other bond funds, net asset values per share of each of the Funds have declined over the past year in response to rising interest rates. For the six months ended September 30, 1999, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were -2.84%, -2.93% and -1.14%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived through July 31, 2000, and no initial sales charges are reflected in the total return calculations above.) Past performance does not guarantee future results.

   Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's weighted average

--------------
*SEC yields reported are for the 30 days ended September 30, 1999. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.26%, 4.15% and 3.63%, respectively.

maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

   With less than three months to go until the end of the century, attention continues to focus on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. We believe the Year 2000 date change will have no adverse impact on Legg Mason's ability to service its clients. We are on target to complete this important project. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999, with Legg Mason, its brokerage subsidiaries and primary vendors actively participating and achieving positive results.

   Legg Mason's Year 2000 Project has four phases. The Inventory Phase and the Assessment Phase are already complete. The Remediation Phase and the Testing Phase are currently underway and on target. Renovation and replacement of existing internal systems, where necessary, is also complete, and all of our critical vendors have certified their Year 2000 compliance. Most noncritical vendors have also certified their Year 2000 compliance, and we expect the remaining vendors to certify their compliance shortly. Although individual customer testing will not be available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Funds' shareholder accounts.

   Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.


                                   Sincerely,


                                   /s/ John F. Curley, Jr.
                                   -----------------------
                                   John F. Curley, Jr.
                                   Chairman
October 27, 1999

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 93.8%
      Annapolis (City of), Economic Development
        Revenue (St. John's College Facility), Series 1998    5.50%         10/1/18          $1,000           $  945
      Annapolis (City of), Economic Development
        Revenue (St. John's College Facility), Series 1998    5.50%         10/1/23             870              809
      Anne Arundel County (Baltimore Gas & Electric
        Project), PCR Refunding                               6.00%          4/1/24           4,500            4,560
      Anne Arundel County, Consolidated Water and
        Sewer, GO                                             5.00%          9/1/16           1,000              934
      Anne Arundel County, Maryland, GO                       6.50%         5/15/06           1,000            1,100
      Baltimore City Water Utility Project
        (Water Projects), Series A Refunding
        (Pre-refunded 7/1/00) (MBIA insured)                  6.50%          7/1/20           1,250            1,276(A)
      Baltimore County, Consolidated Public
        Improvement, GO (Pre-refunded 7/1/02)                6.125%          7/1/09           2,000            2,131(A)
      Baltimore County, Consolidated Public
        Improvement, GO                                       4.75%          7/1/18           3,150            2,808
      Baltimore County, Maryland, GO Bond,
        Baltimore County Pension Funding Bonds,
        1998 Refunding Series                                5.125%          8/1/12           1,000              994
      Baltimore County, Nursing Home (Stella Maris),
        Series A (Pre-refunded 3/1/01)                        7.25%          3/1/11             890              942(A)
      Baltimore, Maryland, Consolidated Public
        Improvement, Series D Refunding
        (AMBAC insured)                                       6.00%         10/15/06          1,140            1,227
      Baltimore, Maryland, Revenue Refunding
        Waste Water Project, Series A (FGIC insured)          5.00%          7/1/22           1,550            1,412
      Baltimore, Maryland, Revenue Refunding
        Waste Water Project, Series A (FGIC insured)          5.50%          7/1/26           1,000              978
      Calvert County, Maryland (Baltimore Gas &
        Electric Project), PCR Refunding                      5.55%         7/15/14           1,000              994
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/20           1,395            1,348
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/25           1,000              953
      Charles County, GO (Pre-refunded 6/1/01)                6.60%          6/1/06           1,000            1,058(A)
      Frederick County, GO Series 1990
        (Pre-refunded 8/1/03)                                6.625%          8/1/20             250              274(A)
      Frederick County, Public Facility 1991 GO
        (Pre-refunded 5/1/01)                                 6.50%          5/1/07             650              686(A)

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                             Rate        Maturity Date          Par            Value
-------------------------------------------------------------------------------------------------------------------
      Harford County, GO (Pre-refunded 12/1/00)              6.40%          12/1/10          $  500           $  524(A)
      Harford County, GO                                     5.00%           3/1/12           1,000              979
      Howard County, Consolidated Public Improvement,
        GO Series A (Pre-refunded 2/15/00)                   6.50%          2/15/11             700              707(A)
      Howard County, Metropolitan District GO
        Series B Refunding                                   6.00%          8/15/19           1,500            1,534
      Howard County, Metropolitan District GO
        Series 1998 A Refunding                              5.50%          2/15/27           1,000              967
      Howard County, Metropolitan District GO
        Series 1998 A Refunding                              4.75%          2/15/27           3,385            2,883
      Howard County, Public Improvement GO
        Series B Refunding                                      0%          8/15/07           1,000              679(B)
      Laurel (City of), Public Improvement GO Refunding
         (Pre-refunded 7/1/01) (MBIA insured)                7.00%           7/1/09             250              267(A)
      Laurel (City of), Public Improvement GO Refunding
        (Pre-refunded 7/1/01) (MBIA insured)                 7.00%           7/1/11           1,000            1,067(A)
      Maryland Community Development Administration,
        Multi-Family Insured Mortgage Series B               5.80%          5/15/26           1,500            1,480
      Maryland Community Development Administration,
        Multi-Family Insured Mortgage Series G               7.10%          5/15/23             150              155
      Maryland Community Development Administration,
        Single Family AMT Fourth Series                      7.45%           4/1/32             755              779
      Maryland Community Development Administration,
        Single Family AMT Second Series                      6.65%           4/1/04           1,000            1,026
      Maryland Community Development Administration,
        Single Family AMT Sixth Series                       7.125%          4/1/14             365              372
      Maryland Community Development Administration,
        Single Family Non-AMT Third Series                   7.25%           4/1/27             670              691
      Maryland Department of Transportation,
        Consolidated Transportation, Series 1991
        (Pre-refunded 9/1/00)                                6.25%           9/1/03           1,000            1,035(A)
      Maryland Health and Higher Educational Facilities
        Authority, Anne Arundel Medical Center Issue,
        Series 1998 (FSA insured)                            5.125%          7/1/28           2,000            1,804
      Maryland Health and Higher Educational Facilities
        Authority, College of Notre Dame
        (MBIA insured)                                       5.30%          10/1/18             925              894
      Maryland Health and Higher Educational Facilities
        Authority, College of Notre Dame
        (MBIA insured)                                       4.65%          10/1/23           1,400            1,174

4

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Maryland Health and Higher Educational Facilities
        Authority, Francis Scott Key Medical Center
        Refunding                                           5.625%          7/1/25           $  995           $  963
        (Pre-refunded 7/1/00) (FGIC insured)                 6.75%          7/1/23            1,500            1,563(A)
        Refunding (FGIC insured)                             5.00%          7/1/23            2,000            1,797
      Maryland Health and Higher Educational Facilities
        Authority, Greater Baltimore Medical Center
        (Pre-refunded 7/1/01)                                6.75%          7/1/19            1,000            1,063(A)
      Maryland Health and Higher Educational Facilities
        Authority, Howard County General Hospital
        (Pre-refunded 7/1/01)                                5.50%          7/1/21            2,825            2,796(A)
      Maryland Health and Higher Educational Facilities
        Authority, Johns Hopkins Hospital Series 1990           0%          7/1/19            4,000            1,271(B)
      Maryland Health and Higher Educational Facilities
        Authority, Johns Hopkins Medicine Refunding
        (MBIA insured)                                       5.00%          7/1/29            2,000            1,787
      Maryland Health and Higher Educational Facilities
        Authority, Johns Hopkins University Refunding        6.00%          7/1/08            1,000            1,077
      Maryland Health and Higher Educational Facilities
        Authority, Johns Hopkins University Refunding        6.00%          7/1/10              500              538
      Maryland Health and Higher Educational Facilities
        Authority, Johns Hopkins University, Series 1997
        Refunding                                           5.625%          7/1/17            1,000            1,001
      Maryland Health and Higher Educational Facilities
        Authority, Kennedy Institute, Series 1991
        (Pre-refunded 7/1/01)                                7.40%          7/1/11              630              676(A)
        (Pre-refunded 7/1/01)                                6.75%          7/1/22            1,000            1,043(A)
      Maryland Health and Higher Educational Facilities
        Authority, Kennedy Krieger Issue, Series 1997
        Refunding                                           5.125%          7/1/22            1,000              842
      Maryland Health and Higher Educational Facilities
        Authority, Loyola College Issue, Series 1999         5.00%         10/1/39            1,000              864
      Maryland Health and Higher Educational Facilities
        Authority, Loyola College, Series A Refunding
        (MBIA insured)                                      5.375%         10/1/26            3,750            3,593
      Maryland Health and Higher Educational Facilities
        Authority, Maryland Institute, College Of Art Issue
        (FSA insured)                                        5.00%          6/1/29            2,000            1,775
      Maryland Health and Higher Educational Facilities
        Authority, Medlantic/Helix Issue Revenue Bonds,
        Series 1998 B (AMBAC insured)                        5.25%          8/15/38           2,900            2,631

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------

      Maryland Health and Higher Educational Facilities
        Authority, Union Memorial Hospital,
        Series A (MBIA insured)                              6.75%          7/1/11           $   65           $   69
        Series A (MBIA insured)                              6.75%          7/1/21              390              414
      Maryland Health and Higher Educational Facilities
        Authority, Union Memorial Hospital, Series A
        (Pre-refunded 7/1/01) (MBIA insured)                 6.75%          7/1/11               35               37(A)
        (Pre-refunded 7/1/01) (MBIA insured)                 6.75%          7/1/21              210              223(A)
      Maryland Health and Higher Educational Facilities
      Authority, Union Memorial Hospital, Series B
        (Pre-refunded 7/1/01) (MBIA insured)                 6.75%          7/1/11              500              531(A)
        (Pre-refunded 7/1/01) (MBIA insured)                 6.75%          7/1/21            1,300            1,381(A)
      Maryland Health and Higher Educational Facilities
      Authority, University of Maryland Medical System,
        Series 1993 Refunding (FGIC insured)                5.375%          7/1/13            2,000            1,995
      Maryland National Capital Park and Planning
        Commission (Prince George's County),
        Series L2 (Pre-refunded 7/1/02)                      6.00%          7/1/05              500              531(A)
      Maryland Stadium Authority, Sports Facilities
        Lease Revenue (AMBAC insured)                        5.75%          3/1/18            1,000            1,008
      Maryland Stadium Authority, Sports Facilities
        Lease Revenue AMT Series D                           7.50%        12/15/10            4,100            4,209
      Maryland Stadium Authority, Sports Facilities
        Lease Revenue AMT Series D                           7.60%        12/15/19            2,405            2,469
      Maryland State and Local Facilities Loan, GO           5.60%         3/15/08            1,000            1,041
      Maryland Transportation Authority, Series 1985
        Refunding                                            5.75%          7/1/15            5,250            5,291
      Maryland Water Quality Financing Administration,
        Revolving Loan Fund Revenue, Series 1993A
        (Pre-refunded 9/1/03)                                5.40%          9/1/12            1,500            1,551(A)
      Mayor and City Council of Baltimore, Baltimore City
        Water Projects Refunding (FGIC insured)              5.00%          7/1/24            5,600            5,069
      Mayor and City Council of Baltimore, Capital
        Appreciation, GO Series A (FGIC insured)                0%        10/15/11              940              482(B)
        (Pre-refunded 10/15/05) (FGIC insured)                  0%        10/15/11            1,060              553(A),(B)
      Mayor and City Council of Baltimore, Parking
        Revenue, Series A (Pre-refunded 7/1/02)
        (FGIC insured)                                       6.25%          7/1/21              500              534(A)

6

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Montgomery County (Potomac Electric Project),
        1994 Series, PCR  Refunding                          5.375%        2/15/24           $1,000           $  946
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                   5.80%          7/1/07            2,750            2,931
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                      0%          7/1/10            3,000            1,724(B)
      Montgomery County, HOC Single Family, Series A         6.80%          7/1/17              830              852
      Montgomery County, Parking Revenue
        (Silver Spring Parking Lot), 1992 Series A,
        Refunding (FGIC insured)                             6.25%          6/1/07            2,000            2,122
      Morgan State University, Academic and
        Auxiliary Fees Revenue, Series A
        (Pre-refunded 7/1/00) (MBIA insured)                 7.00%          7/1/20            1,000            1,044(A)
      Northeast Maryland Waste Disposal
        Authority, Solid Waste Revenue
        (Montgomery County Resource
        Recovery Project) AMT Series 1993A                   6.00%          7/1/07            1,000            1,033
      Northeast Maryland Waste Disposal
        Authority, Solid Waste Revenue
        (Montgomery County Resource
        Recovery Project) AMT Series 1993A                   6.30%          7/1/16            3,000            3,094
      Port Facilities Revenue (Consolidated
        Coal Sales Co. Project), Series A                    6.50%         10/1/11            5,000            5,344
      Port Facilities Revenue (Consolidated
        Coal Sales Co. Project), Series B                    6.50%         10/1/11            1,000            1,069
      Prince George's County (Potomac Electric Project),
        1993 Series PCR Refunding                            6.375%        1/15/23            2,250            2,341
      Prince George's County, Consolidated Public
        Improvement, GO Refunding                            6.70%          7/1/04              585              618
      Prince George's County, Consolidated Public
        Improvement, GO Refunding                            6.75%          7/1/11              585              619
      Prince George's County, Solid Waste Management
        System Revenue, Series 1990
        (Pre-refunded 6/30/00)                               6.75%         6/30/02              250              261(A)
      Prince George's County, Solid Waste Management
        System Revenue, Series 1990
        (Pre-refunded 6/30/00)                               6.90%         6/30/06              750              782(A)
      Prince George's County, Solid Waste Management
        System Revenue, Series 1993 Refunding                5.25%         6/15/13            1,000              952
      State of Maryland, GO, Third Series                    6.70%         7/15/02              500              514

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      State of Maryland, GO                                  5.40%          6/1/07           $2,000           $2,069
      State of Maryland, GO, First Series
        (Pre-refunded 3/1/00)                                6.70%          3/1/04            1,500            1,541(A)
      State of Maryland, GO Bond, State and Local
        Facilities Loan of 1995, Second Series               5.00%        10/15/04            1,000            1,026
      Talbot County, Bank Qualified, GO
        (Pre-refunded 5/1/01)                                6.70%          5/1/10              500              529(A)
         (Pre-refunded 5/1/01)                               6.70%          5/1/11              415              439(A)

      University of Maryland, Auxiliary Facilities and
        Tuition Revenue, Series A                            5.60%          4/1/15            1,000            1,005
      University of Maryland, Auxiliary Facilities and
        Tuition Revenue, Series A Refunding                  5.125%         4/1/17            2,000            1,878
      University of Maryland, Auxiliary Facilities and
        Tuition Revenue, Series B (Pre-refunded 10/1/02)     6.375%         4/1/09            1,000            1,076(A)
      University System of Maryland, Auxiliary Facility
        and Tuition Revenue, Bonds 1999 Series A             4.50%         10/1/19            5,000            4,221
      Washington County, Maryland (Water &
        Sewer Project), GO Refunding (FGIC insured)             0%          1/1/17              385              144(B)
      Washington Suburban Sanitary District                  5.50%          6/1/13            1,000            1,009
      Washington Suburban Sanitary District
        (Pre-refunded 6/1/02)                                6.10%          6/1/07            1,000            1,063(A)
      Washington Suburban Sanitary District, First Series
        (Pre-refunded 6/1/01)                                6.90%          6/1/13              400              425(A)
      Washington Suburban Sanitary District Refunding        5.00%          6/1/10            1,000              996
      Washington Suburban Sanitary District Refunding        5.25%          6/1/11            1,000            1,004
      Washington Suburban Sanitary District Refunding        5.25%          6/1/15            1,000              952
      Washington Suburban Sanitary District Refunding        5.25%          6/1/16            1,000              975
      Washington Suburban Sanitary District Refunding        5.75%          6/1/17            2,000            2,053
      Worcester County Sanitary District, GO
        (Pre-refunded 5/1/01)                                6.75%          5/1/15              115              122(A)
-------------------------------------------------------------------------------------------------------------------
      Total Municipal Bonds (Identified Cost-- $143,943)                                                     145,887
-------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGATIONS(C) -- 4.7%
      District of Columbia Revenue Multimodal
        Medlantic, Series C                                  5.35%         10/1/99              800              800
      Harris County, Texas Health Facilities Development
        Corporation, Hospital Revenue Bonds
        (Methodist Hospital System Project), Series 1994     3.95%         10/1/99            3,000            3,000

8

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Jackson County, Mississippi Port Facility
        Refunding Revenue Bonds
        (Chevron U.S.A. Inc. Project), Series 1993           3.90%          10/1/99          $1,000          $ 1,000
      Lincoln County, Wyoming Pollution Control
        Revenue Bonds (Exxon Project), Series 1985           3.85%          10/1/99           2,500            2,500
                                                                                                             -------
      Total Variable Rate Demand Obligations
        (Identified Cost-- $ 7,300)                                                                            7,300
--------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.5%  (Identified Cost-- $ 151,243)                                               153,187
      Other Assets Less Liabilities-- 1.5%                                                                     2,264
                                                                                                             -------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        10,036 shares outstanding                                                          $154,126
      Accumulated net realized gain/(loss) on investments                                      (619)
      Unrealized appreciation/(depreciation) of investments                                   1,944
                                                                                            ---------
      Net assets-- 100.0%                                                                                   $155,451
                                                                                                            ---------

      Net asset value, redemption price and maximum offering price per share:D
                                                                                                              $15.49
                                                                                                            ---------
----------------------------------------------------------------------------------------------------------------------

      (A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures."

         The pre-refunded date is used in determining weighted average portfolio maturity.

      (B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (C)The rate shown is the rate as of September 30, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
      (D)Sales charges are being waived for the period November 1, 1997 through July 31, 2000. If the sales charge were in effect, the maximum offering price at September 30, 1999, would have been $15.93.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.2%
      Allegheny County Hospital Development Authority,
        Children's Hospital Refunding
        (MBIA insured)                                       6.875%         7/1/14           $1,000          $ 1,018
      Allegheny County Hospital Development Authority,
        Presbyterian University Health System, Inc.
        Series 1992-B Refunding (MBIA insured)                6.00%        11/1/23            1,250            1,258
      Allegheny County Pennsylvania Higher Education
        Duquesne University Project Refunding
        (AMBAC insured)                                      5.125%         3/1/13            1,000              972
      Allegheny County, Airport Revenue 1992-B AMT
        (FSA insured)                                        6.625%         1/1/22            1,000            1,054
      Allegheny County, Baldwin-Whitehall School
        District, GO, Series 1992-A (Pre-refunded 8/15/02)
        (FGIC insured)                                        6.60%        8/15/10            1,000            1,063(A)
      Allegheny County, West Jefferson Hills School
        District, GO (Pre-refunded 2/1/01)
        (FGIC insured)                                        7.10%         2/1/11            1,000            1,038(A)
      Beaver County, Ohio Edison Company
        IDA PCR Refunding (FGIC insured)                      7.00%         6/1/21            1,000            1,055
      Berks County, Pennsylvania, GO, Series 1995
        Refunding (FGIC insured)                              5.85%       11/15/18            1,000            1,007
      Bucks County, Council Rock School District, GO
        (Pre-refunded 3/1/01) (FGIC insured)                  6.75%         3/1/11              250              259(A)
      Chester County Health and Education Facilities
        Authority, Jefferson Health System Revenue Bonds,
        Series 1997 B                                        5.375%        5/15/27            1,500            1,344
      Commonwealth of Pennsylvania, GO
        First Series                                         6.125%        9/15/03            1,000            1,053
        Second Series (Pre-refunded 11/1/01)                  6.50%        11/1/09            1,000            1,060(A)
      Deer Lakes School District, Pennsylvania, GO
        (MBIA insured)                                        6.45%        1/15/19            1,750            1,877
      Delaware County Authority, University Revenue,
        Villanova University (Pre-refunded 8/1/01)
        (MBIA insured)                                        6.85%         8/1/11              500              524(A)
      Delaware County, GO (Pre-refunded 11/15/02)             6.00%       11/15/22            1,000            1,048(A)
      Delaware County, GO Refunding                           6.00%       11/15/22              220              225
      Delaware River Port Authority (FGIC insured)            5.50%         1/1/26            1,000              973
      Erie County, Pennsylvania, Sewer Authority,
        Sewer Revenue Bonds, Series 1997
        (Pre-refunded 6/1/07) (AMBAC insured)                5.625%         6/1/17            2,000            2,106(A)

10

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Lehigh County, Pennsylvania, Power & Light
        Company Project IDA PCR 1994, Series A
        Refunding (MBIA insured)                             5.50%          2/15/27          $1,000           $  945
      Montgomery County Higher Education and
        Health Authority, Saint Joseph's University
        Revenue, Series 1992 Refunding
        (Connie Lee insured)                                 6.25%         12/15/04             500              533
      Montgomery County, GO, Series 1997                     5.35%          9/15/17           1,000              972
      Montgomery County, Philadelphia Electric
        Company IDA PCR, Series 1991-B, Refunding
        (MBIA insured)                                       6.70%          12/1/21           1,500            1,591
      Montgomery County, Upper Gwynedd-Towamencin
        Guaranteed Sewer Revenue, Series 1991-A
        (MBIA insured)                                       6.75%         10/15/06             250              262
      Montgomery Township Municipal Sewer Authority,
        Guaranteed Sewer Revenue, Series 1991-A
        (MBIA insured)                                       6.70%          5/15/21             250              254
      Northampton County Higher Education Authority,
        Lehigh University Revenue, Series 1996-B
        (MBIA insured)                                       5.25%         11/15/21           2,500            2,303
      Penn Cambria, Pennsylvania School District,
        GO (FGIC insured)                                    4.75%          8/15/15           1,000              892
      Pennsylvania Economic Development Revenue IDA
        Series 1991-A (Pre-refunded 7/1/01)                  7.00%           1/1/11           1,000            1,066(A)
        Series 1994-A Refunding (AMBAC insured)              5.50%           1/1/14           2,525            2,498
      Pennsylvania Higher Education Assistance Agency,
        Student Loan Revenue AMT, Series 1991-C
        (AMBAC insured)                                      7.15%           9/1/21           1,000            1,097
      Pennsylvania Higher Educational Facilities Authority,
        Drexel University Revenue Bonds, Series 1998
        (MBIA insured)                                      4.625%          7/15/30           2,000            1,597
      Pennsylvania Higher Educational Facilities Authority,
        University of Pennsylvania Revenue Bonds,
        Series 1998                                          4.50%          7/15/16           1,750            1,486
      Pennsylvania Higher Educational Facilities Authority,
        Bryn Mawr College Revenue Bonds (MBIA insured)      5.625%          12/1/27             500              486
      Pennsylvania Higher Educational Facilities Authority,
        Temple University Revenue, First Series
        (Pre-refunded 4/1/01) (MBIA insured)                 6.50%           4/1/21             250              263(A)
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, Series H (AMBAC insured)        5.375%          6/15/18           1,000              960

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, University of Pennsylvania,
        Series 1996-A Refunding                              5.75%          1/1/22           $1,000           $  932
      Pennsylvania Higher Education, University
         of Pittsburgh, Series 1997-A (FGIC insured)        5.125%          6/1/22            1,000              910
      Pennsylvania Housing Finance Agency,
        Rental Housing, Series 1992-C
        (Fannie Mae insured)                                 6.50%          7/1/23              750              786
      Pennsylvania Housing Finance Agency,
        Rental Housing, Series 1993-C
        (Fannie Mae insured)                                 5.80%          7/1/22            1,000              990
      Pennsylvania Housing Finance Agency,
        Single Family Mortgage, Series 1991-32, Refunding    7.15%          4/1/15              435              451
      Pennsylvania Housing Finance Agency,
        Single Family Mortgage, Series 1992-33               6.90%          4/1/17              280              290
      Pennsylvania Intergovernmental Co-op Authority,
        Special Tax Revenue Refunding (FGIC insured)         4.75%         6/15/23            1,550            1,306
      Pennsylvania Intergovernmental Co-op Authority
        (Pre-refunded 6/15/03) (MBIA insured)                5.60%         6/15/15            1,000            1,040(A)
      Pennsylvania Intergovernmental Co-op Authority
        (Pre-refunded 6/15/03) (MBIA insured)                5.60%         6/15/16            2,000            2,081(A)
      Pennsylvania State University Refunding                5.50%         8/15/16            1,000              986
      Pennsylvania State University, Series A, Refunding     5.10%          3/1/18            1,500            1,380
      Pennsylvania Turnpike Commission, Oil Franchise
        Tax Subordinated Revenue Bonds, Series B of 1998
        (AMBAC insured)                                      4.75%         12/1/27            2,000            1,664
      Pennsylvania Turnpike Commission Revenue, Series N     5.50%         12/1/17            1,000              966
      Philadelphia Gas Works, Series B (MBIA insured)        7.00%         5/15/20              500              570
      Philadelphia Hospitals and Higher Education
        Facilities Authority, Hospital Revenue Refunding,
        Children's Hospital, Series 1993 A                   5.00%         2/15/21            1,000              878
      Philadelphia Municipal Authority,
        Justice Lease Revenue, Series 1991-B
        (Pre-refunded 11/15/01) (FGIC insured)               7.00%        11/15/04              500              538(A)
        (Pre-refunded 11/15/01) (FGIC insured)               7.10%        11/15/05              500              539(A)
      Philadelphia Water and Wastewater Refunding,
        Series 1998 (AMBAC insured)                          5.25%        12/15/12            1,000              997
      Philadelphia Water and Wastewater Revenue
        (MBIA insured)                                       5.60%          8/1/18            2,000            1,961
      Pittsburgh (City of), Pennsylvania, GO
        (AMBAC insured)                                      5.25%          9/1/18            2,000            1,885

12

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Sayre, PA, Health care Revenue
        Volunteer Hospital Authority, Guthrie
        Healthcare System (AMBAC insured)                    7.20%          12/1/20           $ 500            $ 534
      Schuylkill County, Pennsylvania, Charity
        Obligation Group IDA, Series A                       5.00%          11/1/28             500              430
      Somerset County General Authority,
        Commonwealth Lease Revenue
        (Pre-refunded 10/15/01) (FGIC insured)               7.00%         10/15/13             500              528(A)
      Swarthmore Borough Authority, Swarthmore
        College Refunding Revenue, Series 1992
        (Pre-refunded 9/15/02)                               6.00%          9/15/12             180              192(A)
        (Pre-refunded 9/15/02)                               6.00%          9/15/20             370              394(A)
        Unrefunded balance                                   6.00%          9/15/12             820              854
        Unrefunded balance                                   6.00%          9/15/20           1,630            1,647
      Union County, Pennsylvania, Higher Educational
        Facilities Financing Authority, University Revenue
        Bonds (Bucknell University), Series of 1998
         (MBIA insured)                                      4.50%           4/1/18           1,000              848
      University of Pittsburgh 1997-B Refunding
        (MBIA insured)                                       5.00%           6/1/21           1,000              894
      University of Pittsburgh, Series 1992-A
        (MBIA insured)                                      6.125%           6/1/21             350              357
      University of Pittsburgh, Series 1992-A
        (Pre-refunded 6/1/02) (MBIA insured)                6.125%           6/1/21             650              691(A)
      Upper St. Clair Township School District
        Allegheny County, PA, GO Bonds, Series of 1997       5.20%          7/15/27           1,150            1,048
      Washington County Hospital Authority, Hospital
        Refunding Revenue, Shadyside Hospital Project,
        Series 1992
        Refunding (Pre-refunded 12/15/02)
        (AMBAC insured)                                      6.00%         12/15/18           1,000            1,067(A)
      Westmoreland County, GO (AMBAC insured)                   0%           8/1/13           2,000              927(B)
      Westmoreland County, GO (AMBAC insured)                   0%           8/1/14           2,475            1,075(B)
                                                                                                              ---------
      Total Municipal Bonds (Identified Cost-- $68,013)                                                       68,775
------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGATIONS(C) - 5.6%
      Allegheny County Hospital Development Authority
        (Presbyterian Hospital), Series B2                   3.85%          10/7/99             400              400
      Allegheny County Hospital Development Authority
        (Presbyterian Hospital), Series D                    3.85%          10/7/99             800              800

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued
                                                                                              Par            Value
-------------------------------------------------------------------------------------------------------------------
      Allegheny County Hospital Development Authority
        (Presbyterian Hospital), Series C                    3.85%          10/7/99           $ 100           $  100
      Pennsylvania Higher Educational Facilities Authority,
        Carnegie Mellon University, Series 1995-C            3.90%          10/1/99             500              500
      Pennsylvania Higher Educational Facilities Authority,
        Carnegie Mellon University, Series 1995 D            3.90%          10/1/99             300              300
      Pennsylvania Higher Educational Facilities Authority,
        Carnegie Mellon University, Series 1995-A            3.90%          10/1/99             750              750
      Philadelphia, Pennsylvania, Hospitals and Higher
        Education Children's Hospital Project, Series A      3.90%          10/1/99           1,000            1,000
      Philadelphia, Pennsylvania, Hospitals and Higher
        Education Children's Hospital of Philadelphia
        Project                                              3.90%          10/1/99             300              300
                                                                                                               ------
      Total Variable Rate Demand Obligations
        (Identified Cost - $4,150)                                                                             4,150
---------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.8% (Identified Cost-- $72,163)                                                   72,925
      Other Assets Less Liabilities-- 1.2%                                                                       916
                                                                                                               ------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
         4,716 Primary shares outstanding                                                   $73,453
             4 Navigator shares outstanding                                                      72
      Accumulated net realized gain/(loss) on investments                                      (446)
      Unrealized appreciation/(depreciation) of investments                                     762
                                                                                             --------
      Net assets-- 100.0%                                                                                    $73,841
                                                                                                             --------
      Net asset value, redemption price and maximum offering price per share:(D)
        Primary Class                                                                                         $15.64
                                                                                                              -------
        Navigator Class                                                                                       $15.64
                                                                                                              -------
----------------------------------------------------------------------------------------------------------------------

      (A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
      (B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (C)The rate shown is the rate as of September 30, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
      (D)Sales charges are being waived for the period November 1, 1997 to July
         31, 2000. If the sales charge were in effect, the maximum offering price at September 30, 1999, would have been $16.08.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.
14

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.1%
      Alaska -- 2.8%
      Anchorage, GO, Series A (AMBAC insured)                5.30%          8/1/10           $1,075         $  1,082
      North Slope Borough, GO Capital Appreciation,
        Series 1998 A (MBIA insured)                            0%         6/30/09            1,000              602(A)
                                                                                                              -------
                                                                                                               1,684
                                                                                                              -------
      Arizona -- 4.2%
      Arizona Transportation Board Subordinated
        Highway Revenue, Series 1992 A                       6.00%          7/1/00              500              509
      Salt River Project Agricultural Improvement and
        Power District, Electric System Refunding
        Revenue, 1993 Series A                               5.30%          1/1/03            1,000            1,026
      Scottsdale Street and Highway User Revenue
        Refunding, Series 1993                               5.00%          7/1/02            1,000            1,018
                                                                                                              -------
                                                                                                               2,553
                                                                                                              -------
      Connecticut -- 1.7%
      State of Connecticut Special Tax Obligation,
        Transportation Infrastructure, 1990 Series A
        (Pre-refunded 6/1/01)                                7.10%          6/1/04            1,000            1,058(B)
                                                                                                              ------
      Delaware -- 1.7%
      Delaware Transportation Authority System Senior
        Revenue, 1998 Series (FGIC Insured)                  5.50%          7/1/08            1,000            1,039
                                                                                                              -------
      Florida -- 6.0%
      Jacksonville, Florida, Electric Authority Revenue
        Refunding (St. John's River Issue), Series 2-13      5.10%         10/1/10              500              500
      Northwest Florida Water Management District,
        Land Acquisition Revenue Refunding,
        Series 1992 (FGIC insured)                           5.50%          4/1/02            1,000            1,030
      Seminole County, Florida Water & Sewer Revenue
        Refunding (MBIA insured)                             6.00%         10/1/12            1,000            1,071
      State Board of Education Capital Outlay, Series 1996 A 5.60%          1/1/08            1,000            1,037
                                                                                                               ------
                                                                                                               3,638
                                                                                                               ------
      Georgia -- 2.8%
      State of Georgia, GO Bonds, Series 1997 C              6.25%          8/1/10            1,000            1,101
      State of Georgia, GO Bonds, Series 1997 C              2.25%          8/1/17            1,000              618
                                                                                                               ------
                                                                                                               1,719
                                                                                                               ------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Illinois -- 3.7%
      Illinois Regional Transportation Authority,
        Refunding (MBIA insured)                             5.40%           6/1/15          $1,000          $   975
      State of Illinois Sales Tax Revenue, Series O          5.90%          6/15/01           1,220            1,254
                                                                                                             --------
                                                                                                               2,229
                                                                                                             -------
      Kentucky -- 1.7%
      Turnpike Authority of Kentucky, Economic
        Development Road Revenue Refunding
        (Revitalization Projects), Series 1993
        (AMBAC insured)                                      5.30%           7/1/04           1,000            1,033
                                                                                                              ------
      Louisiana -- 5.1%
      City of New Orleans,  Louisiana, GO Refunding
        Bonds, Series 1998 (FGIC insured)                    5.50%          12/1/10           2,000            2,059
      City of New Orleans, Audubon Park Commission
        Aquarium Refunding, Series 1993 (FGIC insured)       6.00%          10/1/08           1,000            1,065
                                                                                                              ------
                                                                                                               3,124
                                                                                                              ------
      Maine -- 1.7%
      Maine Municipal Bond Bank, GO Refunding
        1993 Series A                                        5.20%          11/1/05           1,000            1,025
                                                                                                               -----
      Maryland -- 10.8%
      Baltimore City, Maryland, GO (MBIA insured)            7.00%         10/15/10           1,000            1,159
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue, Kennedy
        Kreiger Issue                                        5.20%           7/1/09             400              388
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue, Kennedy
        Kreiger Issue                                        5.25%           7/1/10             400              385
      Maryland Transportation Authority, Transportation
        Facilities Projects Revenue, Series 1992             5.70%           7/1/05           1,000            1,054
      Mayor and City Council of Baltimore, GO
        Consolidated Public Improvement Refunding
        1995 Series A (FGIC insured)                            0%         10/15/06             750              527(A)
      Montgomery County, Maryland, GO Bonds
        Consolidated Public Improvement Bonds of 1997,
        Series A                                             5.375%          5/1/11           1,000            1,019
        Consolidated Public Improvement Bonds of 1997,
        Series A                                             5.375%          5/1/13           1,000            1,006

16

                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Maryland -- Continued
      Northeast Maryland Waste Disposal Authority, Solid
        Waste Revenue (Montgomery County Resource
        Recovery Project), Series 1983A, AMT                 5.60%          7/1/02           $1,000         $  1,020
                                                                                                            --------
                                                                                                               6,558
                                                                                                            --------
      Michigan -- 3.6%
      Williamston Michigan Community School GO
        (MBIA insured)                                       6.25%          5/1/09            2,000            2,177
                                                                                                             -------
      Nebraska -- 1.7%
      Nebraska Public Power District                         5.70%          1/1/04            1,000            1,043
                                                                                                              ------
      Nevada -- 2.8%
      Clark County, Nevada, GO (FGIC insured)                5.50%          6/1/11            1,155            1,172
      State of Nevada, GO LT (Nevada Municipal Bond
        Bank Refunding Project No. 4) Series 1989 B          6.70%          2/1/01              500              511
                                                                                                               ------
                                                                                                               1,683
                                                                                                               ------
      New Hampshire -- 1.7%
      New Hampshire Municipal Bond Bank, GO
        Refunding, 1991 Series H                             5.70%         2/15/01            1,000            1,019
                                                                                                             --------
      New Jersey -- 3.4%
      New Jersey Turnpike Authority, Turnpike Revenue,
        Series 1991 C Refunding (AMBAC insured)              6.40%          1/1/07            2,000            2,077
                                                                                                              -------
      Ohio -- 3.3%
      Franklin County, Ohio, GO LT Refunding                 5.50%         12/1/11            2,000            2,034
                                                                                                              --------
      Pennsylvania -- 3.4%
      City of Philadelphia, Pennsylvania, Water and
        Wastewater Revenue Bonds, Series 1993
        (AMBAC insured)                                      5.625%        6/15/08            1,000            1,042
      City of Philadelphia, Pennsylvania, Water and
        Wastewater Revenue Refunding Bonds, Series 1998
        (AMBAC insured)                                      5.25%        12/15/12            1,000              997
                                                                                                              -------
                                                                                                               2,039
                                                                                                              -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued
                                                             Rate         Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      South Carolina -- 3.5%
      Berkeley County Water and Sewer Revenue Refunding
        and Improvement (MBIA insured)                       6.50%          6/1/06           $1,000          $ 1,054
      South Carolina Public Service Authority Revenue,
        Series B Refunding                                   6.70%          7/1/02            1,000            1,056
                                                                                                            --------
                                                                                                               2,110
                                                                                                            --------
      Tennessee -- 3.3%
      Metropolitan Government Nashville and Davidson
        County, Tennessee, Water & Sewer Refunding
        (MBIA insured)                                       5.50%          1/1/13            1,000            1,006
      State of Tennessee, GO, 1994 Series A Refunding        5.25%          3/1/02            1,000            1,022
                                                                                                            --------
                                                                                                               2,028
                                                                                                            --------
      Texas -- 11.1%
      Board of Regents of the Texas A&M University System
        Revenue Financing System Bonds, Series 1996         5.375%         5/15/13            1,000              994
      City of Austin Combined Utility Systems Revenue
        Refunding, Series 1992 A (MBIA insured)              6.00%        11/15/04            1,000            1,059
      City of Houston, GO Revenue Refunding, Series C       5.625%          4/1/10            1,000            1,020
      City of Houston, Water and Sewer System Junior
        Lien Revenue Refunding, Series 1992 C
        (MBIA insured)                                       5.40%         12/1/01            1,000            1,025
      Irving, Texas, Independent School District Refunding,
        Series A (PSFG insured)                                 0%         2/15/17            1,190              434(A)
      Tarrant County, Texas Health Facilities Development,
        Series B (FGIC insured)                              5.00%          9/1/15              215              202
      Texas Public Finance Authority, GO Refunding
        (Superconducting Super Collider Project),
        Series 1992 C (FGIC insured)                            0%          4/1/02            1,000              894(A)
      United Independent School District (Webb County,
        Texas) Unlimited Tax School Building Bonds,
        Series 1995 (PSFG insured)                           7.10%         8/15/06            1,000            1,131
                                                                                                             -------
                                                                                                               6,759
                                                                                                             -------
      Vermont -- 2.4%
      State of Vermont, GO 1990 Series A
        (Pre-refunded 2/1/00)                                6.75%          2/1/03            1,400            1,442(B)
                                                                                                             --------
      Virginia -- 10.2%
      Commonwealth of Virginia Transportation Board,
        Transportation Contract Revenue Refunding,
        Series 1992 (Route 28 Project)                       6.00%          4/1/06            1,000            1,050

18

                                                            Rate            Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------
      Virginia -- Continued
      Fairfax County Public Improvement, Series 1992 C
        Refunding                                            5.50%          10/1/03          $2,000         $  2,023
      Henrico County, GO Public Improvement
        Refunding Series 1993                                5.25%          1/15/09           1,100            1,118
      Metro Washington, DC Airport Authority Revenue
        Refunding, Series A (FGIC insured) AMT               5.25%          10/1/12           1,000              986
      Virginia State Public Building Authority, Revenue
        Refunding, Series 1992 B                            5.625%           8/1/02           1,000            1,035
                                                                                                            --------
                                                                                                               6,212
                                                                                                             -------
      Washington -- 1.9%
      Washington State Motor Vehicle Fuel Tax Revenue,
        Series D                                             6.50%           1/1/07           1,045            1,145
                                                                                                             --------

      West Virginia -- 1.6%
      State of West Virginia, GO State Road Bonds,
        Series 1998 (FGIC insured)                           5.25%           6/1/11           1,000            1,004
                                                                                                             -------
      Total Municipal Bonds  (Identified Cost-- $58,088)                                                      58,432
 -------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGATIONS(C) -- 3.0%
      Allegheny County Hospital Development Authority
        (Presbyterian University Hospital) Hospital
        Revenue Bonds, 1988 Series B2                        3.85%          10/7/99             100              100
      Carlton, Wisconsin, PCR Refunding Bonds (Wisconsin
        Power and Light Company Projects) Series B           3.90%          10/1/99             300              300
      District of Columbia Multimodal Revenue Bonds,
        Medlantic/Helix Issue, Series 1998A                  5.35%          10/1/99             400              400
      Harris County, Texas, Health Facilities Development
        Corp. Hospital Revenue Bonds (Methodist Hospital
        System Project) Series 1994 B                        3.95%          10/1/99           1,000            1,000
                                                                                                             -------
      Total Variable Rate Demand Obligations
        (Identified Cost-- $1,800)                                                                             1,800
 -------------------------------------------------------------------------------------------------------------------
      Total Investments-- 99.1%  (Identified Cost-- $59,888)                                                  60,232
      Other Assets Less Liabilities--0.9%                                                                        564
                                                                                                           ---------

      Net assets-- 100.0%                                                                                    $60,796
                                                                                                            --------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued
---------------------------------------------------------------------------------------------------------------------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        4,009 shares outstanding                                                                             $60,687
      Accumulated net realized gain/(loss) on investments                                                       (235)
      Unrealized appreciation/(depreciation) of investments                                                      344
                                                                                                             --------

      Net assets-- 100.0%                                                                                    $60,796
                                                                                                             --------

      Net asset value, redemption price and maximum offering price per share: (D)                             $15.17
                                                                                                              -------
-----------------------------------------------------------------------------------------------------------------

      (A)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (B)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
      (C)The rate shown is the rate as of September 30, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
      (D)Sales charges are being waived for the period August 1, 1995 to July 31, 2000. If the sales charge were in effect, the maximum offering price at September 30, 1999, would have been $15.48.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.
20

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)

                                                  Maryland                    Pennsylvania                   Tax-Free
                                                  Tax-Free                      Tax-Free                 Intermediate-Term
                                                Income Trust                  Income Trust                 Income Trust
                                          ---------------------        ----------------------         ----------------------
                                                % of     Market               % of     Market             % of      Market
                                            Net Assets    Value             Net Assets  Value            Net Assets  Value
----------------------------------------------------------------------------------------------------------------------------
      Education Revenue                         12.7  $  19,774              22.0     $16,212                --        $--
      Escrowed                                    --         --               6.0       4,449                --         --
      General Obligation--Local                 14.8     22,922               5.5       4,090              36.8     22,386
      General Obligation--School                  --         --               2.6       1,940                --         --
      General Obligation--State                  3.0      4,649               1.4       1,053              12.9      7,814
      Health Care and Hospital Revenue           8.7     13,573               8.7       6,396               1.3        773
      Housing Revenue                            3.4      5,356               3.4       2,516                --         --
      Lease Revenue                              4.9      7,686                --          --               1.7      1,035
      Other                                       --         --               1.8       1,306               2.1      1,254
      Parking Revenue                            1.4      2,122                --          --                --         --
      Port Facilities Revenue                    4.1      6,413                --          --                --         --
      Pre-Refunded Bonds                        19.1     29,731              21.0      15,497               4.1      2,500
      Small Business Administration
        Revenue                                   --         --               3.4       2,498                --         --
      Solid Waste Revenue                        3.3      5,079                --          --                --         --
      Student Loan Revenue                        --         --               1.5       1,097                --         --
      Transportation Revenue                     3.4      5,291               6.3       4,657              16.0      9,741
      Utility                                    5.7      8,842               4.9       3,591               7.6      4,685
      Water and Sewer Revenue                    9.3     14,449               4.7       3,473              13.6      8,244
      Short-Term Investments                     4.7      7,300               5.6       4,150               3.0      1,800
      Other Assets Less Liabilities              1.5      2,264               1.2         916               0.9        564
                                               ----- ----------             -----  ----------             -----  ---------
                                               100.0   $155,451             100.0     $73,841             100.0    $60,796
                                               ===== ==========             =====  ==========             =====  =========
                                 ---------------------------------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

      AMBAC            AMBAC Indemnity Corporation
      AMT              Alternative Minimum Tax
      CONNIE LEE       Connie Lee Insurance Company
      FNMA             Fannie Mae
      FGIC             Financial Guaranty Insurance Company
      FSA              Financial Security Assurance
      GO               General Obligation
      HOC              Housing Opportunities Commission
      IDA              Industrial Development Authority
      LT               Limited Tax
      MBIA             Municipal Bond Insurance Association
      PCR              Pollution Control Revenue
      PSFG             Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)  (Unaudited)

                                                                                  Six Months Ended 9/30/99
                                                                     ----------------------------------------------
                                                                          Maryland       Pennsylvania        Tax-Free
                                                                          Tax-Free         Tax-Free      Intermediate-Term
                                                                        Income Trust     Income Trust      Income Trust
-------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                            $ 4,473            $2,093          $ 1,576
                                                                          -------           -------         -------

Expenses:
      Investment advisory fee                                                 448               208              173
      Distribution and service fees                                           203                94               79
      Transfer agent and shareholder servicing expense                         22                12                8
      Audit and legal fees                                                     27                18               17
      Custodian fee                                                            44                41               30
      Registration fees                                                         5                 1                8
      Reports to shareholders                                                   9                 4                2
      Trustees' fees                                                            2                 2                2
      Other expenses                                                            1                 1                1
                                                                          -------           -------          -------
                                                                              761               381              320
           Less:  Fees waived                                                (190)             (132)             (99)
                 Compensating balance credits                                  (1)               --               --
                                                                          -------           -------          -------
           Total expenses, net of waivers and compensating
              balance credits                                                 570               249              221
                                                                          -------           -------          -------
      Net Investment Income                                                 3,903             1,844            1,355
                                                                          -------           -------          -------

Net Realized and Unrealized Gain/(Loss) on Investments:
      Realized gain/(loss) on investments                                    (600)             (436)            (194)
      Change in unrealized appreciation/(depreciation) of investments      (8,057)           (3,643)          (1,939)
                                                                          -------           -------          -------
      Net Realized and Unrealized Gain/(Loss) on Investments               (8,657)           (4,079)          (2,133)
-------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                      $(4,754)          $(2,235)          $ (778)
-------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                              Maryland             Pennsylvania            Tax-Free
                                                              Tax-Free               Tax-Free          Intermediate-Term
                                                            Income Trust           Income Trust          Income Trust
                                                            ------------           ------------          ------------
                                                         Six Months   Year     Six Months    Year     Six Months    Year
                                                           Ended      Ended      Ended       Ended      Ended       Ended
                                                          9/30/99    3/31/99    9/30/99     3/31/99    9/30/99     3/31/99
--------------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)           (Unaudited)            (Unaudited)
Change in Net Assets:
      Net investment income                            $    3,903    $ 7,598   $ 1,844     $ 3,426    $ 1,355    $  2,573
      Net realized gain/(loss) on investments                (600)       779      (436)        171       (194)         52
      Change in unrealized appreciation/
        (depreciation) of investments                      (8,057)      (218)   (3,643)        198     (1,939)        253
--------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations       (4,754)     8,159    (2,235)      3,795       (778)      2,878
      Distributions to shareholders:
         From net investment income:
            Primary Class                                  (3,903)    (7,598)   (1,842)     (3,413)    (1,355)     (2,573)
      Navigator Class                                          NA         NA        (3)        (13)        NA          NA
         From net realized gain on investments:
            Primary Class                                    (586)      (519)      (79)       (189)        --         (23)
            Navigator Class                                    NA         NA        --          (1)        NA          NA
      Change in net assets from Fund share transactions:
            Primary Class                                  (1,764)    11,948     2,834       6,867       (573)      3,965
            Navigator Class                                    NA         NA      (204)        186         NA          NA
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets                                (11,007)    11,990    (1,529)      7,232     (2,706)      4,247
Net Assets:
      Beginning of period                                 166,458    154,468    75,370      68,138     63,502      59,255
--------------------------------------------------------------------------------------------------------------------------
      End of period                                      $155,451   $166,458   $73,841     $75,370    $60,796     $63,502
--------------------------------------------------------------------------------------------------------------------------

      NA--Not applicable.
      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                         Investment Operations                          Distributions
                                        ---------------------                           -------------
                                                                                            From
                      Net Asset      Net        Net Realized      Total         From         Net                        Net Asset
                       Value,     Investment  and Unrealized       From          Net       Realized                       Value,
                     Beginning     Income     Gain (Loss) on    Investment    Investment   Gain on         Total          End of
                     of Period     (Loss)      Investments      Operations     Income      Investments  Distributions     Period
------------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
  Six Months Ended
    Sept. 30, 1999*  $16.39      $.38(D)        $(.84)           $(.46)         $(.38)     $(.06)       $(.44)           $15.49
  Years Ended Mar. 31,
    1999              16.39       .78(D)          .05              .83           (.78)      (.05)        (.83)            16.39
    1998              15.91       .81(D)          .59             1.40           (.81)      (.11)        (.92)            16.39
    1997              16.07       .83(D)         (.09)             .74           (.83)      (.07)        (.90)            15.91
    1996              15.87       .86(D)          .25             1.11           (.86)      (.05)        (.91)            16.07
    1995              15.69       .83(D)          .18             1.01           (.83)        --         (.83)            15.87

Pennsylvania Tax-Free Income Trust
  Six Months Ended
    Sept. 30, 1999*  $16.53      $.39(E)        $(.87)           $(.48)         $(.39)     $(.02)       $(.41)           $15.64
  Years Ended Mar. 31,
    1999              16.48       .80(E)          .10              .90           (.80)      (.05)        (.85)            16.53
    1998              15.80       .81(E)          .71             1.52           (.81)      (.03)        (.84)            16.48
    1997              16.10       .83(E)         (.11)             .72           (.83)      (.19)       (1.02)            15.80
    1996              16.02       .89(E)          .15             1.04           (.89)      (.07)        (.96)            16.10
    1995              15.80       .85(E)          .22             1.07           (.85)        --         (.85)            16.02

Tax-Free Intermediate-Term Income Trust
 Six Months Ended
   Sept. 30, 1999*   $15.68      $.33(F)        $(.51)           $(.18)         $(.33)       $--        $(.33)           $15.17
 Years Ended Mar. 31,
   1999               15.61       .67(F)          .08              .75           (.67)      (.01)        (.68)            15.68
   1998               15.22       .67(F)          .39             1.06           (.67)        --         (.67)            15.61
   1997               15.34       .68(F)         (.12)             .56           (.68)        --         (.68)            15.22
   1996               15.06       .68(F)          .28              .96           (.68)        --         (.68)            15.34
   1995               14.96       .72(F)          .10              .82           (.72)        --         (.72)            15.06
------------------------------------------------------------------------------------------------------------------------------------
                                                                Ratios/Supplemental Data
                                                                ------------------------
                                                                                           Net
                                                        Total            Net           Investment                      Net Assets
                                                      Expenses        Expenses           Income         Portfolio       End of
                                       Total         to Average      to Average       to Average        Turnover        Period
Maryland Tax-Free Income Trust       Return(A)      Net Assets(B)    Net Assets(C)    Net Assets,        Rate        (in thousands)
  Six Months Ended                  ------------------------------------------------------------------------------------------------
    Sept. 30, 1999*                 (2.84)%(G)        .70%(D),(H)       .70%(D),(H)     4.80%(D),(H)     26.4%(H)       $155,451
  Years Ended Mar. 31,
        1999                          5.16%           .70%(D)           .70%(D)         4.71%(D)         12.9%           166,458
        1998                          8.97%           .70%(D)           .70%(D)         4.97%(D)         18.9%           154,468
        1997                          4.73%           .67%(D)           .66%(D)         5.18%(D)          6.0%           145,974
        1996                          7.11%           .59%(D)           .58%(D)         5.29%(D)         14.1%           146,645
        1995                          6.60%            --               .54%(D)         5.32%(D)          9.5%           142,314

Pennsylvania Tax-Free Income Trust
  Six Months Ended
    Sept. 30, 1999*
  Years Ended Mar. 31,              (2.93)%(G)        .66%(E),(H)       .66%(E),(H)     4.89%(E),(H)     30.9%(H)        $73,775
        1999                          5.54%           .70%(E)           .70%(E)         4.82%(E)           10.6%          75,093
        1998                          9.80%           .71%(E)           .70%(E)         5.00%(E)           14.1%          68,048
        1997                          4.61%           .67%(E)           .66%(E)         5.20%(E)           13.6%          64,875
        1996                          6.52%           .54%(E)           .53%(E)         5.42%(E)           17.2%          65,275
        1995                          7.03%             --              .49%(E)         5.42%(E)            2.1%          63,929


Tax-Free Intermediate-Term Income Trust
 Six Months Ended
   Sept. 30, 1999*
 Years Ended Mar. 31,               (1.14)%(G)      .70%(F),(H)        .70%(F),(H)      4.31%(F),(H)     34.7%(H)        $60,796
       1999                           4.82%         .70%(F)              .70%(F)         4.24%(F)        17.9%            63,502
       1998                           7.12%         .71%(F)              .70%(F)         4.34%(F)         9.0%            59,255
       1997                           3.71%         .67%(F)              .66%(F)         4.43%(F)         8.9%            54,736
       1996                           6.47%         .57%(F)              .56%(F)         4.41%(F)          --             60,042
       1995                           5.65%           --                .34%(F)          4.83%(F)        24.8%            48,837

      (A) Excluding sales charge. Sales charges are being waived for the period November 3, 1997 to July 31, 2000.
      (B) Pursuant to Securities and Exchange Commission regulations, effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.
      (C) This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.
      (D) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.50% until June 30, 1994; 0.55% until July 31, 1995; 0.60% until September 30, 1996; 0.65% until December 31, 1996;
         and 0.70% through July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1999, 0.93%; and for the years ended March 31, 1999, 0.94%; 1998, 0.93%; 1997, 0.96%; 1996, 0.95%; and 1995, 0.94%.
      (E) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until June 30, 1994; 0.50% until July 31, 1995; 0.55% until September 30, 1996; 0.65% until December 31, 1996;
         and 0.70% through July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1999, 1.01%; and for the years ended March 31, 1999, 1.00%; 1998, 1.00%; 1997, 1.04%; 1996, 1.02%; and 1995, 1.01%.
      (F) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2000.
         If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1999, 1.02%; and for the years ended March 31, 1999, 1.03%; 1998, 1.06%; 1997, 1.11%; 1996,
         1.10%; and 1995, 1.04%.
      (G) Not annualized.
      (H) Annualized.
      * Unaudited.

      See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)  (Unaudited)

--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.
           Each Fund consists of two classes of shares: Primary Class, offered since May 1, 1991, for Maryland Tax-Free; since August 1, 1991, for Pennsylvania Tax-Free; and since August 1, 1991, for Tax-Free Intermediate, and Navigator Class, offered to certain institutional investors since March 10, 1998, for Pennsylvania Tax-Free. Information about the Navigator Class is contained in a separate report to its shareholders. The Navigator Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.
           Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 1999, accrued dividends payable were as follows: Maryland Tax-Free, $320; Pennsylvania Tax-Free, $155; and Tax-Free Intermediate, $112.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

--------------------------------------------------------------------------------

           At September 30, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                    Receivable for            Payable for
                                    Securities Sold      Securities Purchased
--------------------------------------------------------------------------------
      Maryland Tax-Free                  $115                      $--
      Pennsylvania Tax-Free                40                       --
      Tax-Free Intermediate                --                      203

      Federal Income Taxes
           No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Other
           Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:
           For the six months ended September 30, 1999, investment transactions (excluding short-term investments) were as follows:


                                          Purchases        Proceeds From Sales
--------------------------------------------------------------------------------
      Maryland Tax-Free                    $20,573              $25,363
      Pennsylvania Tax-Free                 12,715               10,943
      Tax-Free Intermediate                 10,631               10,435

           At September 30, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                                   Net Appreciation/
                                    Cost        Appreciation      Depreciation      (Depreciation)
-------------------------------------------------------------------------------------------------------
      Maryland Tax-Free          $151,243         $4,984         $(3,040)              $1,944
      Pennsylvania Tax-Free        72,163          2,060          (1,298)                 762
      Tax-Free Intermediate        59,888            861            (517)                 344

26

--------------------------------------------------------------------------------
3. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:
           Each Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.
           The Adviser has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for each Fund:

                                                                                          Six Months
                                                                                             Ended                 At
                                                                                      September 30, 1999   September 30, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                    Advisory       Expense      Expense Limitation         Advisory             Advisory
      Fund                             Fee       Limitation       Expiration Date         Fees Waived         Fees Payable
-----------------------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free               0.55%         0.70%     July 31, 2000, or until        $190                  $40
                                                                 net assets reach
                                                                   $200 million

      Pennsylvania Tax-Free           0.55%         0.70%     July 31, 2000, or until         132                    7
                                                                 net assets reach
                                                                   $125 million

      Tax-Free Intermediate           0.55%         0.70%     July 31, 2000, or until          99                   12
                                                                 net assets reach
                                                                   $100 million

           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to each Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service

--------------------------------------------------------------------------------

           fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                          At September 30, 1999
                                                          --------------------
                              Distribution    Service   Distribution and Service
      Fund                       Fee           Fee          Fees Payable
--------------------------------------------------------------------------------
      Maryland Tax-Free          0.125%       0.125%              $32
      Pennsylvania Tax-Free      0.125%       0.125%               15
      Tax-Free Intermediate      0.125%       0.125%               12

           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the six months ended September 30, 1999: Maryland Tax-Free, $9; Pennsylvania Tax-Free, $2; and Tax-Free Intermediate, $3.
           The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
           The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1999, the Funds had no borrowings under the line of credit.

6. Fund Share Transactions:
           At September 30, 1999, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased              Net Change
                                          -----------------    ----------------      -----------              --------------
                                          Shares     Amount    Shares   Amount    Shares     Amount        Shares    Amount
----------------------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free
      -- Primary Class
          Six Months Ended Sept. 30, 1999    787    $12,680       217   $3,454   (1,122)    $(17,898)        (118)  $(1,764)
          Year Ended March 31, 1999        1,898     31,226       367    6,039   (1,538)     (25,317)         727    11,948

      Pennsylvania Tax-Free
      -- Primary Class
          Six Months Ended Sept. 30, 1999    529    $ 8,506        88   $1,412     (443)    $ (7,084)         174   $ 2,834
          Year Ended March 31, 1999          938     15,546       157    2,609     (681)     (11,288)         414     6,867

      -- Navigator Class
          Six Months Ended Sept. 30, 1999     --      $  --        --     $ --      (13)    $   (204)         (13)   $ (204)
          Year Ended March 31, 1999           23        373        --        4      (11)        (191)          12       186

      Tax-Free Intermediate
      -- Primary Class
          Six Months Ended Sept. 30, 1999    534    $ 8,250        66   $1,008     (640)    $ (9,831)         (40)   $ (573)
          Year Ended March 31, 1999        1,067     16,756       123    1,931     (937)     (14,722)         253     3,965
-----------------------------------------------------------------------------------------------------------------------------

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